DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Notional amount of derivative positions
Brookfield Infrastructure held the following foreign exchange contracts with notional amounts at December 31, 2017 and 2016.

	Notional Amount (U.S. Dollars)		Average Exchange Rate
US$ MILLIONS	2017	2016	2017	2016
Foreign exchange contracts
Australian dollars	$1,214	$2,133	0.74	0.73
British pounds	2,069	1,810	1.30	1.30
European Union euros	491	374	1.17	1.14
Brazilian reais	—	144	—	3.37
Canadian dollars	42	27	0.77	0.76
	$3,816	$4,488
The aggregate notional amount of Brookfield Infrastructure’s derivative positions at December 31, 2017 and 2016 were as follows:

US$ MILLIONS	Note	2017	2016
Foreign exchange contracts	(a)	$3,816	$4,488
Interest rates swaps and other	(b)	5,013	4,416
		$8,829	$8,904

Disclosure of change in fair values of derivative positions
The following table presents the change in fair values of Brookfield Infrastructure’s derivative positions during the years ended December 31, 2017 and 2016:

US$ MILLIONS	Unrealized Gains on Derivative Financial Assets	Unrealized Losses on Derivative Financial Liabilities	Net Change During 2017	Net Change During 2016
Foreign exchange derivatives	$—	$(305)	$(305)	$97
Interest rate derivative	132	(69)	63	15
	$132	$(374)	$(242)	$112

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts underlying Brookfield Infrastructure’s derivative instruments by term to maturity as at December 31, 2017 and the comparative notional amounts at December 31, 2016, for both derivatives that are classified as fair value through profit or loss and derivatives that qualify for hedge accounting:

	2017				2016
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$640	$807	$—	$1,447	$1,351
Interest rate derivatives
Interest rate and cross currency interest rate swaps	273	484	59	816	752
Inflation linked swaps	—	—	170	170	155
	$913	$1,291	$229	$2,433	$2,258
Elected for hedge accounting
Foreign exchange derivatives	$1,788	$581	$—	$2,369	$3,136
Interest rate derivatives
Interest rate and cross currency interest rate swaps	99	2,051	1,877	4,027	3,509
	$1,887	$2,632	$1,877	$6,396	$6,645

Disclosure of derivatives elected for hedge accounting
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2017 and 2016 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2017			2016
AS AT AND FOR THE YEARS ENDED (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$4,027	$15	$—	$3,509	$30	$1
Net investment hedges	2,369	(197)	—	3,136	53	—
	$6,396	$(182)	$—	$6,645	$83	$1